CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Allowance for current doubtful accounts receivable	$ 9,815	$ 8,464
Common stock authorized (in shares)	125,000,000	125,000,000
Common stock issued (in shares)	74,774,827	74,367,450
Common stock outstanding (in shares)	62,398,221	61,769,554
Treasury stock (in shares)	12,376,606	12,597,896